Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per Share	11 — Earnings per share
Basic earnings per share amounts are computed by dividing net income (loss) attributable to Deutsche Bank shareholders by the average number of common shares outstanding during the year. The average number of common shares outstanding is defined as the average number of common shares issued, reduced by the average number of shares in treasury and by the average number of shares that will be acquired under physically-settled forward purchase contracts, and increased by undistributed vested shares awarded under deferred share plans.
Diluted earnings per share assumes the conversion into common shares of outstanding securities or other contracts to issue common stock, such as share options, convertible debt, unvested deferred share awards and forward contracts. The aforementioned instruments are only included in the calculation of diluted earnings per share if they are dilutive in the respective reporting period.
Computation of basic and diluted earnings per share

in € m.	2025	2024	2023
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	6,606	4,342	6,332
Coupons paid on additional equity components	(761)	(574)	(498)
Net income (loss) attributable to Deutsche Bank shareholders –numerator for basic earnings per share	5,846	3,768	5,834
Effect of dilutive securities	—	—	—
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions – numerator for diluted earnings per share	5,846	3,768	5,834
Number of shares in million
Weighted-average shares outstanding – denominator for basic earnings per share	1,954.5	1,993.6	2,064.1
Effect of dilutive securities:
Deferred shares	43.4	45.7	39.9
Other (including trading options)	—	—	—
Dilutive potential common shares	43.4	45.7	39.9
Adjusted weighted-average shares after assumed conversions –denominator for diluted earnings per share	1,998.0	2,039.3	2,104.0

Earnings per share

in €	2025	2024	2023
Basic earnings per share	2.99	1.89	2.83
Diluted earnings per share	2.93	1.85	2.77

There were no instruments outstanding that could potentially dilute basic earnings per share and are not included in the calculation of diluted earnings per share as of December 31, 2025.